The Sentinel Funds

Statement of Additional Information

Class A, Class C, Class I, Class R3, Class R6 and Class S

Supplement dated July 6, 2016 to the Statement of Additional Information dated March 30, 2016, as supplemented to date

The eight directors of Sentinel Group Funds, Inc. were recently elected to the board of trustees of the Sentinel Variable Products Trust, a series investment company managed by Sentinel Asset Management, Inc., the investment adviser to the Sentinel Funds. The Sentinel Variable Products Trust is a legal entity that is separate and distinct from Sentinel Group Funds, Inc.

Effective immediately, the section of the Statement of Additional Information entitled “Management of the Funds” is modified as follows:

The table under the subsection “Biographical Information” that relates to the Independent Directors is hereby deleted and replaced with the following:

Name, Address, Age	Position and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Gary Dunton (59) National Life Drive Montpelier, VT 05604	Director, since 2013	Dunton Consulting (an insurance industry consulting firm) – Principal, since 2008; MBIA, Inc. – Chairman, President and Chief Executive Officer, from 2004 to 2008	14	Sentinel Variable Products Trust, Trustee since 2016
Deborah G. Miller (65) National Life Drive Montpelier, VT 05604	Director, since 1995; Governance, Contracts & Nominating Committee Chair, from 2009 to 2011	Enterprise Catalyst Group (a management consulting firm) – Chief Executive Officer, since 2003; Ascendent Systems (a voice and messaging systems company) - Chief Executive Officer, from 2005 to 2007	14	Libby Glass – Director, since 2003; Wittenberg University – Director, since 1998; Sentinel Variable Products Trust, Trustee since 2016
John Pelletier (51) National Life Drive Montpelier, VT 05604	Director, since 2013	Center for Financial Literacy at Champlain College – Director, since 2010; Sterling Valley Consulting LLC (a financial services consulting firm) – Principal, since 2009; Eaton Vance Corporation – Chief Legal Officer, from 2007 to 2008; Natixis Global Associates – Chief Operating Officer, from 2004 to 2007; General Counsel, from 1997 to 2004	14	Sentinel Variable Products Trust, Trustee since 2016
John Raisian, Ph.D. (65) National Life Drive Montpelier, VT 05604	Director, since 1996; Lead Independent Director, since 2013	Hoover Institution at Stanford University – Senior Fellow; Director and Senior Fellow, 1986 - 2016	14	Sentinel Variable Products Trust, Trustee since 2016
Richard H. Showalter (67) National Life Drive Montpelier, VT 05604	Director, since 2003; Audit, Compliance & Valuation Committee Chair, since 2012; Lead Independent Director, from 2005 to 2012	Dartmouth-Hitchcock – Senior Vice President and Treasurer, from 2007 to 2010; Dartmouth-Hitchcock Medical Center – Treasurer, from 1995 to 2010; Dartmouth-Hitchcock Alliance – Senior Vice President and Chief Financial Officer, from 1985 to 2008; Mary Hitchcock Memorial Hospital -Senior Vice President and Chief Financial Officer, from 1985 to 2007; Dartmouth-Hitchcock Clinic - Senior Vice President and Chief Financial Officer, from 1999 to 2007	14	Sentinel Variable Products Trust, Trustee since 2016
Angela E. Vallot (58) National Life Drive Montpelier, VT 05604	Director, since 1996; Governance, Contracts & Nominating Committee Chair, since 2013 and from 2004 to 2009	VallotKarp Consulting (a diversity and inclusion consulting firm) – President, since 2004; Colgate-Palmolive Company (a consumer products company) – Vice President, from 2001 to 2003; Texaco, Inc. (an integrated energy company) – Director of Diversity, from 1997 to 2001	14	Sentinel Variable Products Trust, Trustee since 2016

In addition, the information for Mehran Assadi and Thomas H. Brownell in the table under “Biographical Information” that relates to the Directors who are officers and/or “interested persons” of Sentinel Group Funds, Inc. is hereby deleted and replaced with the following

Name, Address, Age	Position and Length of Time Served*	Principal Occupation(s) During Past Five Years	Other Directorships Held by Directors
Mehran Assadi (57)** National Life Drive Montpelier, VT 05604	Chair and Director, since March 2015	National Life Holding Company (a mutual insurance company) and National Life Insurance Company (“National Life”) – President and Chief Executive Officer, since 2009; President – Life and Annuity, from 2005 to 2009; Interim Chief Information Officer, from 2003 to 2005; NLV Financial Corporation - President and Chief Executive Officer, since 2009; Executive Vice President, from 2008 to 2009; Sentinel Variable Products Trust (“SVPT”) – Chairman, since 2009	Sentinel Variable Products Trust, Trustee since 2016
Thomas H. Brownell (56)** National Life Drive Montpelier, VT 05604	Director, since March 2015; President and Chief Executive Officer, since 2013	National Life – Executive Vice President and Chief Investment Officer, since 2013; Senior Vice President and Chief Investment Officer, from 2005 to 2013; Sentinel Asset Management, Inc. (“Adviser”) – President and Chief Executive Officer, since 2013; Sentinel Financial Services, Inc. (“SFSI”) – President and Chief Executive Officer, since 2013; Sentinel Administrative Services, Inc. (“SASI”) – President and Chief Executive Officer, since 2013; SVPT – President, since 2013	Sentinel Variable Products Trust, Trustee since 2016